Quarterly Report
September 30, 2021
MFS®  Research Series
MFS® Variable Insurance Trust
VFR-Q3

Portfolio of Investments
9/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace & Defense – 3.4%
Honeywell International, Inc.	39,150	$8,310,762
Howmet Aerospace, Inc.	78,354	2,444,645
L3Harris Technologies, Inc.	22,325	4,916,858
Northrop Grumman Corp.	9,506	3,423,586
Raytheon Technologies Corp.	74,464	6,400,925
		$25,496,776
Alcoholic Beverages – 0.5%
Constellation Brands, Inc., “A”	17,488	$3,684,547
Apparel Manufacturers – 1.1%
NIKE, Inc., “B”	57,872	$8,404,751
Biotechnology – 1.2%
Illumina, Inc. (a)	8,325	$3,376,703
Vertex Pharmaceuticals, Inc. (a)	28,931	5,247,794
		$8,624,497
Broadcasting – 0.2%
Discovery Communications, Inc., “C” (a)	61,149	$1,484,086
Brokerage & Asset Managers – 2.0%
Cboe Global Markets, Inc.	31,407	$3,890,071
Charles Schwab Corp.	154,094	11,224,207
		$15,114,278
Business Services – 4.3%
Accenture PLC, “A”	31,341	$10,026,613
Cognizant Technology Solutions Corp., “A”	47,629	3,534,548
Fidelity National Information Services, Inc.	56,660	6,894,389
Fiserv, Inc. (a)	63,758	6,917,743
Global Payments, Inc.	31,098	4,900,423
Thoughtworks Holding, Inc. (a)	6,191	177,743
		$32,451,459
Cable TV – 1.4%
Cable One, Inc.	2,035	$3,689,720
Charter Communications, Inc., “A” (a)	9,704	7,060,242
		$10,749,962
Chemicals – 0.3%
FMC Corp.	25,928	$2,373,968
Computer Software – 12.4%
Adobe Systems, Inc. (a)	25,286	$14,557,656
Atlassian Corp. PLC, “A” (a)	14,951	5,852,120
Cadence Design Systems, Inc. (a)	48,424	7,333,331
Microsoft Corp. (s)	184,487	52,010,575
salesforce.com, inc. (a)	47,968	13,009,881
		$92,763,563
Computer Software - Systems – 4.9%
Apple, Inc.	157,405	$22,272,808
Constellation Software, Inc.	3,370	5,520,936
NICE Systems Ltd., ADR (a)	13,812	3,923,160

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
TransUnion	40,586	$4,558,214
		$36,275,118
Construction – 2.7%
AvalonBay Communities, Inc., REIT	9,270	$2,054,603
AZEK Co., Inc. (a)	63,660	2,325,500
Masco Corp.	68,514	3,805,953
Otis Worldwide Corp.	51,303	4,221,211
Sherwin-Williams Co.	16,742	4,683,239
Vulcan Materials Co.	19,903	3,366,791
		$20,457,297
Consumer Products – 1.2%
Colgate-Palmolive Co.	62,587	$4,730,325
Kimberly-Clark Corp.	30,199	3,999,556
		$8,729,881
Electrical Equipment – 1.7%
Johnson Controls International PLC	93,730	$6,381,138
Sensata Technologies Holding PLC (a)	30,664	1,677,934
TE Connectivity Ltd.	16,218	2,225,434
Vertiv Holdings Co.	98,530	2,373,588
		$12,658,094
Electronics – 3.0%
Applied Materials, Inc.	63,255	$8,142,816
Lam Research Corp.	9,497	5,405,218
NXP Semiconductors N.V.	46,060	9,021,772
		$22,569,806
Energy - Independent – 2.0%
ConocoPhillips	100,180	$6,789,199
Diamondback Energy, Inc.	23,837	2,256,649
Pioneer Natural Resources Co.	23,873	3,975,093
Valero Energy Corp.	31,364	2,213,357
		$15,234,298
Food & Beverages – 2.2%
Hostess Brands, Inc. (a)	134,106	$2,329,421
Mondelez International, Inc.	91,440	5,319,979
Oatly Group AB, ADR (a)(l)	81,008	1,224,841
PepsiCo, Inc.	51,407	7,732,127
		$16,606,368
Food & Drug Stores – 1.2%
Wal-Mart Stores, Inc.	61,541	$8,577,585
Gaming & Lodging – 0.5%
Penn National Gaming, Inc. (a)	14,999	$1,086,828
Wyndham Hotels & Resorts, Inc.	36,323	2,803,772
		$3,890,600
General Merchandise – 0.9%
Dollar General Corp.	30,812	$6,536,458

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Health Maintenance Organizations – 1.4%
Cigna Corp.	32,929	$6,591,069
Humana, Inc.	9,784	3,807,443
		$10,398,512
Insurance – 3.0%
Aon PLC	42,531	$12,154,084
Chubb Ltd.	38,104	6,610,282
Reinsurance Group of America, Inc.	28,558	3,177,363
Willis Towers Watson PLC	2,916	677,853
		$22,619,582
Internet – 8.0%
Alphabet, Inc., “A” (a)(s)	14,232	$38,049,537
Facebook, Inc., “A” (a)	64,387	21,852,304
		$59,901,841
Leisure & Toys – 1.0%
Electronic Arts, Inc.	52,822	$7,513,929
Machinery & Tools – 1.8%
Ingersoll Rand, Inc. (a)	123,304	$6,215,754
PACCAR, Inc.	18,913	1,492,614
Roper Technologies, Inc.	13,276	5,922,822
		$13,631,190
Major Banks – 4.4%
JPMorgan Chase & Co.	87,036	$14,246,923
Morgan Stanley	106,489	10,362,445
PNC Financial Services Group, Inc.	43,818	8,572,553
		$33,181,921
Medical & Health Technology & Services – 1.9%
ICON PLC (a)	23,197	$6,078,078
Laboratory Corp. of America Holdings (a)	14,528	4,088,760
McKesson Corp.	19,839	3,955,500
		$14,122,338
Medical Equipment – 5.1%
Becton, Dickinson and Co.	22,778	$5,599,288
Boston Scientific Corp. (a)	158,531	6,878,660
Danaher Corp.	41,410	12,606,861
Medtronic PLC	66,601	8,348,435
STERIS PLC	21,786	4,450,444
		$37,883,688
Natural Gas - Pipeline – 0.4%
Enterprise Products Partners LP	146,317	$3,166,300
Network & Telecom – 0.6%
Equinix, Inc., REIT	5,550	$4,385,222
Other Banks & Diversified Financials – 3.9%
Northern Trust Corp.	45,563	$4,912,147
Truist Financial Corp.	142,395	8,351,467
Visa, Inc., “A”	72,152	16,071,858
		$29,335,472

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 3.6%
Eli Lilly & Co.	31,436	$7,263,288
Johnson & Johnson	39,442	6,369,883
Merck & Co., Inc.	106,188	7,975,780
Zoetis, Inc.	27,520	5,342,733
		$26,951,684
Railroad & Shipping – 1.2%
Canadian Pacific Railway Ltd.	81,515	$5,304,181
Kansas City Southern Co.	12,547	3,395,720
		$8,699,901
Real Estate – 1.1%
Extra Space Storage, Inc., REIT	25,557	$4,293,320
STORE Capital Corp., REIT	120,629	3,863,747
		$8,157,067
Restaurants – 1.5%
Starbucks Corp.	71,830	$7,923,567
Wendy's Co.	136,110	2,950,865
		$10,874,432
Specialty Chemicals – 1.6%
Air Products & Chemicals, Inc.	14,639	$3,749,194
Axalta Coating Systems Ltd. (a)	124,351	3,629,806
DuPont de Nemours, Inc.	69,091	4,697,497
		$12,076,497
Specialty Stores – 6.5%
Amazon.com, Inc. (a)(s)	10,540	$34,624,322
Farfetch Ltd., “A” (a)	40,751	1,527,347
Home Depot, Inc.	24,842	8,154,635
Ross Stores, Inc.	39,068	4,252,552
		$48,558,856
Telecommunications - Wireless – 1.9%
SBA Communications Corp., REIT	26,585	$8,788,203
T-Mobile USA, Inc. (a)	41,267	5,272,272
		$14,060,475
Tobacco – 0.7%
Philip Morris International, Inc.	57,501	$5,450,520
Utilities - Electric Power – 2.6%
American Electric Power Co., Inc.	33,097	$2,686,814
Duke Energy Corp.	53,557	5,226,628
NextEra Energy, Inc.	68,756	5,398,721
PG&E Corp. (a)	227,851	2,187,369
Southern Co.	66,811	4,140,278
		$19,639,810
Total Common Stocks		$743,292,629
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 0.04% (v)	1,774,370	$1,774,370
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.04% (j)	161,464	$161,464

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Securities Sold Short – (0.3)%
Telecommunications - Wireless – (0.3)%
Crown Castle International Corp., REIT	(12,776)	$(2,214,336)

Other Assets, Less Liabilities – 0.7%		5,589,247
Net Assets – 100.0%		$748,603,374
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,774,370 and $743,454,093, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At September 30, 2021, the fund had liquid securities with an aggregate value of $5,717,959 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$743,292,629	$—	$—	$743,292,629
Mutual Funds	1,935,834	—	—	1,935,834
Total	$745,228,463	$—	$—	$745,228,463
Securities Sold Short	$(2,214,336)	$—	$—	$(2,214,336)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,109,231	$113,152,413	$117,487,274	$48	$(48)	$1,774,370
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,649	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.